RELATED PARTIES - Key Management Personnel Compensation (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Short-term employee benefits	CAD 8	CAD 5
Share-based compensation and other	7	3
Total compensation of key management	CAD 15	CAD 8